Key Management Personnel Disclosures - Schedule of Aggregate Compensation Made to Directors and Other Members (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Aggregate Compensation Made to Directors and Other Members [Abstract]
Short-term employee benefits	$ 827,143	$ 753,773
Post-employment benefits	126,630	115,250
Share-based payments	5,367,828	451,542
Total	$ 6,321,601	$ 1,320,565